Consolidated Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 68,000	$ 3,362,000	$ 353,000	$ 5,982,000	$ 7,710,000	$ 25,914,000
Operating costs and expenses:
Direct course expenses	100,000	790,000	204,000	1,224,000	2,294,000	5,801,000
Advertising and sales expenses	54,000	556,000	142,000	614,000	1,636,000	2,293,000
Royalty expenses	0	0	0	0		68,000
General and administrative expenses	662,000	1,398,000	1,309,000	2,396,000	4,195,000	4,555,000
Total operating costs and expenses	816,000	2,744,000	1,655,000	4,234,000	8,125,000	12,717,000
Income (loss) from operations	(748,000)	618,000	(1,302,000)	1,748,000	(415,000)	13,197,000
Other income (expense):
Interest expense, net	(112,000)	(386,000)	(237,000)	(386,000)	(524,000)	(210,000)
Other expense, net	3,000	(1,000)	3,000	(3,000)	8,000	1,641,000
Gain on forgiveness of PPP Loan					910,000
Total other income (expense), net	(109,000)	(387,000)	(234,000)	(389,000)	394,000	1,431,000
Income (loss) from continuing operations before income taxes	(856,000)	231,000	(1,535,000)	1,359,000	(21,000)	14,628,000
Income tax (expense) benefit	0	131,000	136,000	(915,000)	(716,000)	(2,883,000)
Net income (loss) from continuing operations	(856,000)	362,000	(1,399,000)	444,000	(737,000)	11,745,000
Income from discontinued operations				171,000	171,000	4,264,000
Net income from discontinued operations				171,000	171,000	4,264,000
Net income (loss)	$ (856,000)	$ 362,000	$ (1,399,000)	$ 615,000	$ (566,000)	$ 16,009,000
Basic earnings (loss) per common share - continuing operations	$ (0.04)	$ 0.01	$ (0.04)	$ 0.02	$ (0.02)	$ 0.51
Basic earnings (loss) per common share - discontinued operations						0.18
Basic earnings (loss) per common share	(0.04)	0.01	(0.04)	0.02	(0.02)	0.69
Diluted earnings (loss) per common share - continuing operations	(0.04)	0.01	(0.04)	0.02	(0.02)	0.51
Diluted earnings (loss) per common share - discontinued operations						0.18
Diluted earnings (loss) per common share	$ (0.04)	$ 0.01	$ (0.04)	$ 0.02	$ (0.02)	$ 0.69
Basic weighted average common shares outstanding	24,410	25,113	34,168	24,156	29,187	23,076
Diluted weighted average common shares outstanding	24,410	31,843	34,168	30,048	29,187	23,230
Comprehensive income:
Net income (loss)	$ (856,000)	$ 362,000	$ (1,399,000)	$ 615,000	$ (566,000)	$ 16,009,000
Foreign currency translation adjustments, net of tax of $0	765,000	(52,000)	621,000	51,000	421,000	(294,000)
Total comprehensive income (loss)	$ (91,000)	$ 310,000	$ (778,000)	$ 666,000	$ (145,000)	$ 15,715,000